UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2002
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          2/14/02
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:       $252,607
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES   COMMON	  002824100    11664   291600   SH		 SOLE		   291600    0        0
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107     9180  1245600   SH         SOLE         1245600    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    40945  2536900   SH         SOLE         2536900    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     3566   642600   SH         SOLE          642600    0        0
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101     7245  1558066   SH         SOLE         1558066    0        0
-----------------------------------------------------------------------------------------------------------
DELTAGEN INC          COMMON    24783R103      275   573711   SH         SOLE          573711    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105     3535  2167300   SH         SOLE         2167300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GENENTECH INC         COMMON    368710109    15648   471900   SH         SOLE          471900    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    22010   647340   SH         SOLE          647340    0        0
-----------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION   COMMON    401698105     1000    32400   SH         SOLE           32400    0        0
-----------------------------------------------------------------------------------------------------------
HCA INC               COMMON    404119109    11143   268500   SH         SOLE          268500    0        0
-----------------------------------------------------------------------------------------------------------
HUMANA INC            COMMON    444859102     2919   291900   SH         SOLE          291900    0        0
-----------------------------------------------------------------------------------------------------------
HYSEQ INC             COMMON    449163302      708   814285   SH         SOLE          814285    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    26102  1532700   SH         SOLE         1532700    0        0
-----------------------------------------------------------------------------------------------------------
INVERNESS MED 	    COMMON    46126P106     4803   365234   SH         SOLE          365234    0        0
 INNOVATIONS INC
-----------------------------------------------------------------------------------------------------------
JOHNSON AND JOHNSON   COMMON    478160104     7073   131700   SH         SOLE          131700    0        0
-----------------------------------------------------------------------------------------------------------
LEXICON GENETICS INC  COMMON    528872104     1676   354300   SH         SOLE          354300    0        0
-----------------------------------------------------------------------------------------------------------
LIFEPOINT HOSPITALS   COMMON    53215R100     3553   118700   SH         SOLE          118700    0        0
 INC
-----------------------------------------------------------------------------------------------------------
SCIOS INC             COMMON    808905103    15769   484000   SH         SOLE          484000    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109    10265  1134200   SH         SOLE         1134200    0        0
-----------------------------------------------------------------------------------------------------------
UNITED SURGICAL       COMMON    913016309      773    49500   SH         SOLE           49500    0        0
 PARTNERS INTL
-----------------------------------------------------------------------------------------------------------
UNIVERSAL HEALTH      COMMON    913903100    14017   310800   SH         SOLE          310800    0        0
 SERVICES INC
-----------------------------------------------------------------------------------------------------------
VARIAGENICS INC       COMMON    922196100      832   607000   SH         SOLE          607000    0        0
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    29889   602600   SH         SOLE          602600    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
VIASYS HEALTHCARE     COMMON    92553Q209     3959   265900   SH         SOLE          265900    0        0
 INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109     4016   405700   SH         SOLE          405700    0        0
 INC
-----------------------------------------------------------------------------------------------------------
GENZYME CORP 	    COMMON	  372917904       42     1192   CALL       SOLE           	  0    0     1192
-----------------------------------------------------------------------------------------------------------

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